Net financial loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interests and gains on financial assets	€ 546	€ 327	€ 564
Unrealized gains on financials assets	418	1,177	313
Foreign exchange gains	3,810	4,839	3,978
Other financial income	0	0	0
Financial income	4,775	6,344	4,855	[1]
Foreign exchange losses	(2,983)	(3,591)	(5,557)
Unrealized losses on financial assets	(2,050)	(95)	(865)
Interest on financial liabilities	(288)	(312)	(341)
Other financial expenses	0	0	0
Financial expenses	(5,321)	(3,997)	(6,763)	[1]
Net financial income (loss)	€ (546)	€ 2,347	€ (1,908)	[1]

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.